Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Schedule of inventories

in € thousand	June 30, 2024	December 31, 2023
Raw materials	28,615	35,379
Work in progress	32,117	38,094
Finished goods	20,613	12,968
Purchased goods (third party products)	2,298	3,626
GROSS AMOUNT OF INVENTORIES BEFORE WRITE-DOWN	83,642	90,067
Less: write-down provision	(34,776)	(45,601)
INVENTORIES	48,867	44,466

Schedule of write-down provisions related to the inventory categories
Write-down provisions related to the inventory categories as follows:

in € thousand	June 30, 2024	December 31, 2023
Raw materials	22,217	28,158
Work in progress	10,151	15,177
Finished goods	1,696	1,524
Purchased goods (third party products)	712	743
TOTAL WRITE-DOWN PROVISION	34,776	45,601